Apr. 28, 2017

BLACKROCK FUNDSSM

BlackRock Short-Term Inflation-Protected Securities Index Fund

(the “Fund”)

Supplement dated May 31, 2017

to the Fund’s Summary Prospectuses, dated May 31, 2017, and Prospectuses and Statement of Additional Information (“SAI”), each dated April 28, 2017 (as amended May 31, 2017)

This Supplement was previously filed on May 4, 2017.

Effective June 19, 2017, the Fund will change its name to iShares Short-Term TIPS Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.